Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000018473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class A
Trading Symbol	LAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$9,426	$10,000	$10,000
8/31/2015	$8,435	$9,397	$9,242
9/30/2015	$7,930	$9,164	$8,658
10/31/2015	$7,999	$9,937	$9,150
11/30/2015	$8,190	$9,967	$9,485
12/31/2015	$7,797	$9,810	$9,032
1/31/2016	$6,791	$9,323	$8,054
2/29/2016	$6,609	$9,310	$7,997
3/31/2016	$6,994	$9,942	$8,610
4/30/2016	$6,948	$9,980	$8,695
5/31/2016	$7,142	$10,160	$8,930
6/30/2016	$7,150	$10,186	$8,889
7/31/2016	$7,717	$10,561	$9,470
8/31/2016	$7,793	$10,576	$9,570
9/30/2016	$7,928	$10,578	$9,708
10/31/2016	$7,366	$10,385	$9,105
11/30/2016	$7,738	$10,770	$9,919
12/31/2016	$7,586	$10,983	$10,055
1/31/2017	$7,894	$11,191	$10,218
2/28/2017	$8,186	$11,635	$10,469
3/31/2017	$8,220	$11,649	$10,593
4/30/2017	$8,283	$11,769	$10,788
5/31/2017	$8,329	$11,934	$10,690
6/30/2017	$8,553	$12,009	$11,057
7/31/2017	$8,710	$12,256	$11,152
8/31/2017	$8,739	$12,293	$11,139
9/30/2017	$9,158	$12,547	$11,745
10/31/2017	$9,437	$12,840	$11,927
11/30/2017	$9,673	$13,233	$12,269
12/31/2017	$9,855	$13,380	$12,284
1/31/2018	$10,235	$14,147	$12,762
2/28/2018	$10,333	$13,625	$12,399
3/31/2018	$10,561	$13,279	$12,566
4/30/2018	$10,793	$13,330	$12,578
5/31/2018	$11,905	$13,651	$13,370
6/30/2018	$12,141	$13,735	$13,475
7/31/2018	$12,082	$14,246	$13,707
8/31/2018	$13,654	$14,710	$14,560
9/30/2018	$13,620	$14,794	$14,219
10/31/2018	$11,710	$13,783	$12,420
11/30/2018	$11,581	$14,064	$12,614
12/31/2018	$10,357	$12,794	$11,140
1/31/2019	$11,991	$13,819	$12,427
2/28/2019	$13,294	$14,263	$13,229
3/31/2019	$13,154	$14,540	$13,050
4/30/2019	$13,474	$15,129	$13,448
5/31/2019	$13,120	$14,167	$12,450
6/30/2019	$14,350	$15,166	$13,409
7/31/2019	$14,771	$15,384	$13,540
8/31/2019	$13,991	$15,140	$12,956
9/30/2019	$12,721	$15,423	$12,849
10/31/2019	$12,997	$15,757	$13,215
11/30/2019	$13,467	$16,329	$13,993
12/31/2019	$13,662	$16,822	$14,313
1/31/2020	$13,961	$16,816	$14,156
2/29/2020	$13,418	$15,431	$13,134
3/31/2020	$11,351	$13,525	$10,626
4/30/2020	$13,230	$15,259	$12,208
5/31/2020	$15,005	$15,986	$13,362
6/30/2020	$15,958	$16,304	$13,875
7/31/2020	$17,023	$17,223	$14,352
8/31/2020	$18,004	$18,461	$15,194
9/30/2020	$18,499	$17,760	$14,868
10/31/2020	$18,944	$17,287	$14,981
11/30/2020	$21,416	$19,180	$17,623
12/31/2020	$23,576	$19,917	$19,270
1/31/2021	$24,579	$19,716	$20,200
2/28/2021	$25,505	$20,260	$20,867
3/31/2021	$23,962	$21,147	$20,210
4/30/2021	$25,042	$22,276	$20,651
5/31/2021	$23,515	$22,431	$20,061
6/30/2021	$24,649	$22,955	$21,002
7/31/2021	$24,186	$23,500	$20,237
8/31/2021	$24,826	$24,215	$20,605
9/30/2021	$23,746	$23,089	$19,815
10/31/2021	$25,081	$24,706	$20,742
11/30/2021	$23,028	$24,535	$19,729
12/31/2021	$22,950	$25,635	$19,817
1/31/2022	$18,649	$24,308	$17,161
2/28/2022	$18,658	$23,580	$17,236
3/31/2022	$18,528	$24,456	$17,314
4/30/2022	$16,044	$22,323	$15,190
5/31/2022	$15,594	$22,364	$14,903
6/30/2022	$14,608	$20,518	$13,981
7/31/2022	$16,010	$22,410	$15,546
8/31/2022	$15,967	$21,496	$15,400
9/30/2022	$14,694	$19,516	$14,014
10/31/2022	$15,603	$21,096	$15,345
11/30/2022	$15,646	$22,275	$15,595
12/31/2022	$14,669	$20,992	$14,594
1/31/2023	$15,897	$22,311	$16,045
2/28/2023	$15,750	$21,767	$15,871
3/31/2023	$15,889	$22,566	$15,480
4/30/2023	$15,499	$22,918	$15,300
5/31/2023	$15,750	$23,018	$15,303
6/30/2023	$16,408	$24,538	$16,571
7/31/2023	$16,616	$25,327	$17,346
8/31/2023	$15,473	$24,923	$16,443
9/30/2023	$14,279	$23,735	$15,359
10/31/2023	$13,059	$23,236	$14,174
11/30/2023	$14,426	$25,358	$15,465
12/31/2023	$15,915	$26,510	$17,316
1/31/2024	$15,993	$26,956	$16,761
2/29/2024	$17,481	$28,395	$18,123
3/31/2024	$17,922	$29,309	$18,629
4/30/2024	$16,832	$28,111	$17,195
5/31/2024	$17,559	$29,505	$18,116
6/30/2024	$18,087	$30,564	$18,086
7/31/2024	$18,095	$30,936	$19,566
8/31/2024	$18,779	$31,687	$19,349
9/30/2024	$19,229	$32,363	$19,607
10/31/2024	$19,047	$32,070	$19,346
11/30/2024	$20,826	$33,952	$21,719
12/31/2024	$19,398	$33,143	$19,941
1/31/2025	$19,762	$34,066	$20,571
2/28/2025	$17,684	$33,621	$19,179
3/31/2025	$15,970	$31,727	$17,724
4/30/2025	$16,585	$31,512	$17,611
5/31/2025	$17,667	$33,495	$18,741
6/30/2025	$19,190	$35,199	$19,845
7/31/2025	$19,615	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.39%	2.87%	7.60%
Class A with sales charge	2.14%	1.66%	6.97%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class C
Trading Symbol	LADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.69%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,941	$9,397	$9,242
9/30/2015	$8,399	$9,164	$8,658
10/31/2015	$8,466	$9,937	$9,150
11/30/2015	$8,661	$9,967	$9,485
12/31/2015	$8,244	$9,810	$9,032
1/31/2016	$7,175	$9,323	$8,054
2/29/2016	$6,975	$9,310	$7,997
3/31/2016	$7,380	$9,942	$8,610
4/30/2016	$7,328	$9,980	$8,695
5/31/2016	$7,527	$10,160	$8,930
6/30/2016	$7,527	$10,186	$8,889
7/31/2016	$8,121	$10,561	$9,470
8/31/2016	$8,197	$10,576	$9,570
9/30/2016	$8,332	$10,578	$9,708
10/31/2016	$7,739	$10,385	$9,105
11/30/2016	$8,127	$10,770	$9,919
12/31/2016	$7,962	$10,983	$10,055
1/31/2017	$8,279	$11,191	$10,218
2/28/2017	$8,579	$11,635	$10,469
3/31/2017	$8,609	$11,649	$10,593
4/30/2017	$8,667	$11,769	$10,788
5/31/2017	$8,714	$11,934	$10,690
6/30/2017	$8,943	$12,009	$11,057
7/31/2017	$9,102	$12,256	$11,152
8/31/2017	$9,126	$12,293	$11,139
9/30/2017	$9,555	$12,547	$11,745
10/31/2017	$9,837	$12,840	$11,927
11/30/2017	$10,083	$13,233	$12,269
12/31/2017	$10,266	$13,380	$12,284
1/31/2018	$10,653	$14,147	$12,762
2/28/2018	$10,747	$13,625	$12,399
3/31/2018	$10,977	$13,279	$12,566
4/30/2018	$11,218	$13,330	$12,578
5/31/2018	$12,358	$13,651	$13,370
6/30/2018	$12,587	$13,735	$13,475
7/31/2018	$12,516	$14,246	$13,707
8/31/2018	$14,132	$14,710	$14,560
9/30/2018	$14,091	$14,794	$14,219
10/31/2018	$12,111	$13,783	$12,420
11/30/2018	$11,967	$14,064	$12,614
12/31/2018	$10,698	$12,794	$11,140
1/31/2019	$12,381	$13,819	$12,427
2/28/2019	$13,711	$14,263	$13,229
3/31/2019	$13,562	$14,540	$13,050
4/30/2019	$13,879	$15,129	$13,448
5/31/2019	$13,500	$14,167	$12,450
6/30/2019	$14,760	$15,166	$13,409
7/31/2019	$15,192	$15,384	$13,540
8/31/2019	$14,372	$15,140	$12,956
9/30/2019	$13,059	$15,423	$12,849
10/31/2019	$13,332	$15,757	$13,215
11/30/2019	$13,814	$16,329	$13,993
12/31/2019	$14,002	$16,822	$14,313
1/31/2020	$14,302	$16,816	$14,156
2/29/2020	$13,727	$15,431	$13,134
3/31/2020	$11,614	$13,525	$10,626
4/30/2020	$13,527	$15,259	$12,208
5/31/2020	$15,327	$15,986	$13,362
6/30/2020	$16,290	$16,304	$13,875
7/31/2020	$17,365	$17,223	$14,352
8/31/2020	$18,365	$18,461	$15,194
9/30/2020	$18,852	$17,760	$14,868
10/31/2020	$19,290	$17,287	$14,981
11/30/2020	$21,807	$19,180	$17,623
12/31/2020	$23,983	$19,917	$19,270
1/31/2021	$24,995	$19,716	$20,200
2/28/2021	$25,917	$20,260	$20,867
3/31/2021	$24,330	$21,147	$20,210
4/30/2021	$25,418	$22,276	$20,651
5/31/2021	$23,847	$22,431	$20,061
6/30/2021	$24,980	$22,955	$21,002
7/31/2021	$24,497	$23,500	$20,237
8/31/2021	$25,131	$24,215	$20,605
9/30/2021	$24,013	$23,089	$19,815
10/31/2021	$25,358	$24,706	$20,742
11/30/2021	$23,272	$24,535	$19,729
12/31/2021	$23,176	$25,635	$19,817
1/31/2022	$18,812	$24,308	$17,161
2/28/2022	$18,812	$23,580	$17,236
3/31/2022	$18,678	$24,456	$17,314
4/30/2022	$16,152	$22,323	$15,190
5/31/2022	$15,693	$22,364	$14,903
6/30/2022	$14,698	$20,518	$13,981
7/31/2022	$16,095	$22,410	$15,546
8/31/2022	$16,037	$21,496	$15,400
9/30/2022	$14,755	$19,516	$14,014
10/31/2022	$15,655	$21,096	$15,345
11/30/2022	$15,693	$22,275	$15,595
12/31/2022	$14,698	$20,992	$14,594
1/31/2023	$15,923	$22,311	$16,045
2/28/2023	$15,770	$21,767	$15,871
3/31/2023	$15,884	$22,566	$15,480
4/30/2023	$15,502	$22,918	$15,300
5/31/2023	$15,731	$23,018	$15,303
6/30/2023	$16,382	$24,538	$16,571
7/31/2023	$16,573	$25,327	$17,346
8/31/2023	$15,425	$24,923	$16,443
9/30/2023	$14,219	$23,735	$15,359
10/31/2023	$12,995	$23,236	$14,174
11/30/2023	$14,353	$25,358	$15,465
12/31/2023	$15,827	$26,510	$17,316
1/31/2024	$15,904	$26,956	$16,761
2/29/2024	$17,377	$28,395	$18,123
3/31/2024	$17,798	$29,309	$18,629
4/30/2024	$16,707	$28,111	$17,195
5/31/2024	$17,415	$29,505	$18,116
6/30/2024	$17,932	$30,564	$18,086
7/31/2024	$17,913	$30,936	$19,566
8/31/2024	$18,583	$31,687	$19,349
9/30/2024	$19,023	$32,363	$19,607
10/31/2024	$18,832	$32,070	$19,346
11/30/2024	$20,573	$33,952	$21,719
12/31/2024	$19,157	$33,143	$19,941
1/31/2025	$19,501	$34,066	$20,571
2/28/2025	$17,435	$33,621	$19,179
3/31/2025	$15,731	$31,727	$17,724
4/30/2025	$16,325	$31,512	$17,611
5/31/2025	$17,377	$33,495	$18,741
6/30/2025	$18,870	$35,199	$19,845
7/31/2025	$19,291	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.69%	2.13%	6.79%
Class C with sales charge	6.69%	2.13%	6.79%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054855
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F
Trading Symbol	LADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.60%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,947	$9,397	$9,242
9/30/2015	$8,414	$9,164	$8,658
10/31/2015	$8,486	$9,937	$9,150
11/30/2015	$8,690	$9,967	$9,485
12/31/2015	$8,277	$9,810	$9,032
1/31/2016	$7,208	$9,323	$8,054
2/29/2016	$7,013	$9,310	$7,997
3/31/2016	$7,426	$9,942	$8,610
4/30/2016	$7,378	$9,980	$8,695
5/31/2016	$7,586	$10,160	$8,930
6/30/2016	$7,591	$10,186	$8,889
7/31/2016	$8,195	$10,561	$9,470
8/31/2016	$8,282	$10,576	$9,570
9/30/2016	$8,421	$10,578	$9,708
10/31/2016	$7,825	$10,385	$9,105
11/30/2016	$8,225	$10,770	$9,919
12/31/2016	$8,064	$10,983	$10,055
1/31/2017	$8,390	$11,191	$10,218
2/28/2017	$8,703	$11,635	$10,469
3/31/2017	$8,738	$11,649	$10,593
4/30/2017	$8,807	$11,769	$10,788
5/31/2017	$8,855	$11,934	$10,690
6/30/2017	$9,099	$12,009	$11,057
7/31/2017	$9,264	$12,256	$11,152
8/31/2017	$9,298	$12,293	$11,139
9/30/2017	$9,746	$12,547	$11,745
10/31/2017	$10,041	$12,840	$11,927
11/30/2017	$10,293	$13,233	$12,269
12/31/2017	$10,493	$13,380	$12,284
1/31/2018	$10,897	$14,147	$12,762
2/28/2018	$11,002	$13,625	$12,399
3/31/2018	$11,245	$13,279	$12,566
4/30/2018	$11,497	$13,330	$12,578
5/31/2018	$12,679	$13,651	$13,370
6/30/2018	$12,935	$13,735	$13,475
7/31/2018	$12,874	$14,246	$13,707
8/31/2018	$14,547	$14,710	$14,560
9/30/2018	$14,513	$14,794	$14,219
10/31/2018	$12,483	$13,783	$12,420
11/30/2018	$12,348	$14,064	$12,614
12/31/2018	$11,041	$12,794	$11,140
1/31/2019	$12,787	$13,819	$12,427
2/28/2019	$14,180	$14,263	$13,229
3/31/2019	$14,026	$14,540	$13,050
4/30/2019	$14,374	$15,129	$13,448
5/31/2019	$13,992	$14,167	$12,450
6/30/2019	$15,311	$15,166	$13,409
7/31/2019	$15,762	$15,384	$13,540
8/31/2019	$14,928	$15,140	$12,956
9/30/2019	$13,575	$15,423	$12,849
10/31/2019	$13,872	$15,757	$13,215
11/30/2019	$14,372	$16,329	$13,993
12/31/2019	$14,589	$16,822	$14,313
1/31/2020	$14,911	$16,816	$14,156
2/29/2020	$14,323	$15,431	$13,134
3/31/2020	$12,120	$13,525	$10,626
4/30/2020	$14,134	$15,259	$12,208
5/31/2020	$16,030	$15,986	$13,362
6/30/2020	$17,051	$16,304	$13,875
7/31/2020	$18,184	$17,223	$14,352
8/31/2020	$19,240	$18,461	$15,194
9/30/2020	$19,778	$17,760	$14,868
10/31/2020	$20,254	$17,287	$14,981
11/30/2020	$22,892	$19,180	$17,623
12/31/2020	$25,211	$19,917	$19,270
1/31/2021	$26,289	$19,716	$20,200
2/28/2021	$27,283	$20,260	$20,867
3/31/2021	$25,634	$21,147	$20,210
4/30/2021	$26,790	$22,276	$20,651
5/31/2021	$25,157	$22,431	$20,061
6/30/2021	$26,381	$22,955	$21,002
7/31/2021	$25,888	$23,500	$20,237
8/31/2021	$26,574	$24,215	$20,605
9/30/2021	$25,419	$23,089	$19,815
10/31/2021	$26,851	$24,706	$20,742
11/30/2021	$24,655	$24,535	$19,729
12/31/2021	$24,570	$25,635	$19,817
1/31/2022	$19,976	$24,308	$17,161
2/28/2022	$19,985	$23,580	$17,236
3/31/2022	$19,848	$24,456	$17,314
4/30/2022	$17,191	$22,323	$15,190
5/31/2022	$16,711	$22,364	$14,903
6/30/2022	$15,657	$20,518	$13,981
7/31/2022	$17,165	$22,410	$15,546
8/31/2022	$17,123	$21,496	$15,400
9/30/2022	$15,751	$19,516	$14,014
10/31/2022	$16,728	$21,096	$15,345
11/30/2022	$16,780	$22,275	$15,595
12/31/2022	$15,734	$20,992	$14,594
1/31/2023	$17,045	$22,311	$16,045
2/28/2023	$16,891	$21,767	$15,871
3/31/2023	$17,045	$22,566	$15,480
4/30/2023	$16,625	$22,918	$15,300
5/31/2023	$16,900	$23,018	$15,303
6/30/2023	$17,602	$24,538	$16,571
7/31/2023	$17,834	$25,327	$17,346
8/31/2023	$16,617	$24,923	$16,443
9/30/2023	$15,331	$23,735	$15,359
10/31/2023	$14,020	$23,236	$14,174
11/30/2023	$15,494	$25,358	$15,465
12/31/2023	$17,088	$26,510	$17,316
1/31/2024	$17,183	$26,956	$16,761
2/29/2024	$18,785	$28,395	$18,123
3/31/2024	$19,256	$29,309	$18,629
4/30/2024	$18,091	$28,111	$17,195
5/31/2024	$18,871	$29,505	$18,116
6/30/2024	$19,445	$30,564	$18,086
7/31/2024	$19,445	$30,936	$19,566
8/31/2024	$20,191	$31,687	$19,349
9/30/2024	$20,679	$32,363	$19,607
10/31/2024	$20,482	$32,070	$19,346
11/30/2024	$22,395	$33,952	$21,719
12/31/2024	$20,868	$33,143	$19,941
1/31/2025	$21,254	$34,066	$20,571
2/28/2025	$19,031	$33,621	$19,179
3/31/2025	$17,178	$31,727	$17,724
4/30/2025	$17,847	$31,512	$17,611
5/31/2025	$19,014	$33,495	$18,741
6/30/2025	$20,662	$35,199	$19,845
7/31/2025	$21,117	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.60%	3.04%	7.76%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188220
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F3
Trading Symbol	LOGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.81%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	S&P 500 Index	Russell 2000 Growth Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,112	$10,333
5/31/2017	$10,217	$10,254	$10,239
6/30/2017	$10,498	$10,318	$10,591
7/31/2017	$10,693	$10,530	$10,681
8/31/2017	$10,733	$10,562	$10,669
9/30/2017	$11,249	$10,780	$11,250
10/31/2017	$11,593	$11,032	$11,424
11/30/2017	$11,892	$11,370	$11,752
12/31/2017	$12,119	$11,496	$11,765
1/31/2018	$12,589	$12,155	$12,224
2/28/2018	$12,712	$11,707	$11,876
3/31/2018	$12,997	$11,409	$12,036
4/30/2018	$13,287	$11,453	$12,048
5/31/2018	$14,658	$11,729	$12,806
6/30/2018	$14,957	$11,801	$12,906
7/31/2018	$14,889	$12,240	$13,128
8/31/2018	$16,827	$12,639	$13,946
9/30/2018	$16,790	$12,711	$13,619
10/31/2018	$14,441	$11,842	$11,896
11/30/2018	$14,286	$12,083	$12,082
12/31/2018	$12,781	$10,992	$10,670
1/31/2019	$14,799	$11,873	$11,902
2/28/2019	$16,414	$12,254	$12,671
3/31/2019	$16,241	$12,493	$12,500
4/30/2019	$16,645	$12,998	$12,880
5/31/2019	$16,207	$12,172	$11,925
6/30/2019	$17,735	$13,030	$12,843
7/31/2019	$18,260	$13,218	$12,969
8/31/2019	$17,302	$13,008	$12,409
9/30/2019	$15,734	$13,252	$12,307
10/31/2019	$16,080	$13,539	$12,657
11/30/2019	$16,667	$14,030	$13,402
12/31/2019	$16,921	$14,453	$13,709
1/31/2020	$17,292	$14,448	$13,559
2/29/2020	$16,619	$13,258	$12,580
3/31/2020	$14,064	$11,621	$10,177
4/30/2020	$16,399	$13,111	$11,693
5/31/2020	$18,603	$13,735	$12,798
6/30/2020	$19,791	$14,008	$13,290
7/31/2020	$21,110	$14,798	$13,747
8/31/2020	$22,339	$15,862	$14,553
9/30/2020	$22,964	$15,259	$14,241
10/31/2020	$23,520	$14,853	$14,349
11/30/2020	$26,592	$16,479	$16,880
12/31/2020	$29,280	$17,113	$18,457
1/31/2021	$30,538	$16,940	$19,347
2/28/2021	$31,693	$17,407	$19,986
3/31/2021	$29,786	$18,169	$19,357
4/30/2021	$31,134	$19,139	$19,779
5/31/2021	$29,250	$19,273	$19,214
6/30/2021	$30,672	$19,723	$20,116
7/31/2021	$30,106	$20,191	$19,383
8/31/2021	$30,911	$20,805	$19,735
9/30/2021	$29,570	$19,838	$18,978
10/31/2021	$31,238	$21,227	$19,867
11/30/2021	$28,691	$21,080	$18,897
12/31/2021	$28,602	$22,025	$18,981
1/31/2022	$23,252	$20,885	$16,437
2/28/2022	$23,277	$20,260	$16,508
3/31/2022	$23,114	$21,012	$16,584
4/30/2022	$20,025	$19,180	$14,549
5/31/2022	$19,464	$19,215	$14,274
6/30/2022	$18,244	$17,629	$13,391
7/31/2022	$20,000	$19,254	$14,890
8/31/2022	$19,951	$18,469	$14,750
9/30/2022	$18,366	$16,768	$13,423
10/31/2022	$19,504	$18,126	$14,697
11/30/2022	$19,569	$19,139	$14,937
12/31/2022	$18,350	$18,036	$13,978
1/31/2023	$19,886	$19,169	$15,368
2/28/2023	$19,708	$18,702	$15,202
3/31/2023	$19,886	$19,388	$14,827
4/30/2023	$19,407	$19,691	$14,654
5/31/2023	$19,732	$19,777	$14,657
6/30/2023	$20,553	$21,083	$15,872
7/31/2023	$20,821	$21,761	$16,614
8/31/2023	$19,399	$21,414	$15,749
9/30/2023	$17,903	$20,393	$14,711
10/31/2023	$16,382	$19,964	$13,576
11/30/2023	$18,106	$21,788	$14,812
12/31/2023	$19,968	$22,777	$16,586
1/31/2024	$20,082	$23,160	$16,054
2/29/2024	$21,960	$24,397	$17,358
3/31/2024	$22,512	$25,182	$17,843
4/30/2024	$21,155	$24,153	$16,469
5/31/2024	$22,065	$25,351	$17,351
6/30/2024	$22,748	$26,260	$17,322
7/31/2024	$22,756	$26,580	$18,741
8/31/2024	$23,626	$27,225	$18,533
9/30/2024	$24,204	$27,806	$18,779
10/31/2024	$23,976	$27,554	$18,530
11/30/2024	$26,220	$29,172	$20,802
12/31/2024	$24,428	$28,476	$19,099
1/31/2025	$24,892	$29,269	$19,703
2/28/2025	$22,286	$28,887	$18,369
3/31/2025	$20,127	$27,260	$16,976
4/30/2025	$20,909	$27,075	$16,868
5/31/2025	$22,278	$28,779	$17,950
6/30/2025	$24,216	$30,243	$19,008
7/31/2025	$24,762	$30,921	$19,331

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.81%	3.24%	11.51%
Russell 2000 Growth Index	3.15%	7.06%	8.24%
S&P 500 Index	16.33%	15.88%	14.53%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018477
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class I
Trading Symbol	LADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,415	$9,164	$8,658
10/31/2015	$8,488	$9,937	$9,150
11/30/2015	$8,693	$9,967	$9,485
12/31/2015	$8,279	$9,810	$9,032
1/31/2016	$7,211	$9,323	$8,054
2/29/2016	$7,022	$9,310	$7,997
3/31/2016	$7,432	$9,942	$8,610
4/30/2016	$7,384	$9,980	$8,695
5/31/2016	$7,593	$10,160	$8,930
6/30/2016	$7,601	$10,186	$8,889
7/31/2016	$8,204	$10,561	$9,470
8/31/2016	$8,291	$10,576	$9,570
9/30/2016	$8,433	$10,578	$9,708
10/31/2016	$7,838	$10,385	$9,105
11/30/2016	$8,236	$10,770	$9,919
12/31/2016	$8,074	$10,983	$10,055
1/31/2017	$8,405	$11,191	$10,218
2/28/2017	$8,717	$11,635	$10,469
3/31/2017	$8,756	$11,649	$10,593
4/30/2017	$8,823	$11,769	$10,788
5/31/2017	$8,874	$11,934	$10,690
6/30/2017	$9,115	$12,009	$11,057
7/31/2017	$9,285	$12,256	$11,152
8/31/2017	$9,316	$12,293	$11,139
9/30/2017	$9,769	$12,547	$11,745
10/31/2017	$10,065	$12,840	$11,927
11/30/2017	$10,321	$13,233	$12,269
12/31/2017	$10,519	$13,380	$12,284
1/31/2018	$10,925	$14,147	$12,762
2/28/2018	$11,031	$13,625	$12,399
3/31/2018	$11,275	$13,279	$12,566
4/30/2018	$11,528	$13,330	$12,578
5/31/2018	$12,718	$13,651	$13,370
6/30/2018	$12,975	$13,735	$13,475
7/31/2018	$12,916	$14,246	$13,707
8/31/2018	$14,595	$14,710	$14,560
9/30/2018	$14,563	$14,794	$14,219
10/31/2018	$12,525	$13,783	$12,420
11/30/2018	$12,390	$14,064	$12,614
12/31/2018	$11,083	$12,794	$11,140
1/31/2019	$12,833	$13,819	$12,427
2/28/2019	$14,231	$14,263	$13,229
3/31/2019	$14,080	$14,540	$13,050
4/30/2019	$14,427	$15,129	$13,448
5/31/2019	$14,050	$14,167	$12,450
6/30/2019	$15,372	$15,166	$13,409
7/31/2019	$15,830	$15,384	$13,540
8/31/2019	$14,995	$15,140	$12,956
9/30/2019	$13,637	$15,423	$12,849
10/31/2019	$13,934	$15,757	$13,215
11/30/2019	$14,441	$16,329	$13,993
12/31/2019	$14,657	$16,822	$14,313
1/31/2020	$14,981	$16,816	$14,156
2/29/2020	$14,393	$15,431	$13,134
3/31/2020	$12,181	$13,525	$10,626
4/30/2020	$14,208	$15,259	$12,208
5/31/2020	$16,114	$15,986	$13,362
6/30/2020	$17,139	$16,304	$13,875
7/31/2020	$18,284	$17,223	$14,352
8/31/2020	$19,345	$18,461	$15,194
9/30/2020	$19,879	$17,760	$14,868
10/31/2020	$20,364	$17,287	$14,981
11/30/2020	$23,021	$19,180	$17,623
12/31/2020	$25,350	$19,917	$19,270
1/31/2021	$26,437	$19,716	$20,200
2/28/2021	$27,438	$20,260	$20,867
3/31/2021	$25,786	$21,147	$20,210
4/30/2021	$26,950	$22,276	$20,651
5/31/2021	$25,311	$22,431	$20,061
6/30/2021	$26,541	$22,955	$21,002
7/31/2021	$26,046	$23,500	$20,237
8/31/2021	$26,736	$24,215	$20,605
9/30/2021	$25,578	$23,089	$19,815
10/31/2021	$27,022	$24,706	$20,742
11/30/2021	$24,816	$24,535	$19,729
12/31/2021	$24,738	$25,635	$19,817
1/31/2022	$20,111	$24,308	$17,161
2/28/2022	$20,125	$23,580	$17,236
3/31/2022	$19,983	$24,456	$17,314
4/30/2022	$17,310	$22,323	$15,190
5/31/2022	$16,826	$22,364	$14,903
6/30/2022	$15,767	$20,518	$13,981
7/31/2022	$17,288	$22,410	$15,546
8/31/2022	$17,246	$21,496	$15,400
9/30/2022	$15,874	$19,516	$14,014
10/31/2022	$16,848	$21,096	$15,345
11/30/2022	$16,904	$22,275	$15,595
12/31/2022	$15,852	$20,992	$14,594
1/31/2023	$17,182	$22,311	$16,045
2/28/2023	$17,025	$21,767	$15,871
3/31/2023	$17,182	$22,566	$15,480
4/30/2023	$16,762	$22,918	$15,300
5/31/2023	$17,040	$23,018	$15,303
6/30/2023	$17,750	$24,538	$16,571
7/31/2023	$17,978	$25,327	$17,346
8/31/2023	$16,755	$24,923	$16,443
9/30/2023	$15,454	$23,735	$15,359
10/31/2023	$14,139	$23,236	$14,174
11/30/2023	$15,625	$25,358	$15,465
12/31/2023	$17,239	$26,510	$17,316
1/31/2024	$17,331	$26,956	$16,761
2/29/2024	$18,952	$28,395	$18,123
3/31/2024	$19,428	$29,309	$18,629
4/30/2024	$18,255	$28,111	$17,195
5/31/2024	$19,037	$29,505	$18,116
6/30/2024	$19,620	$30,564	$18,086
7/31/2024	$19,627	$30,936	$19,566
8/31/2024	$20,381	$31,687	$19,349
9/30/2024	$20,878	$32,363	$19,607
10/31/2024	$20,679	$32,070	$19,346
11/30/2024	$22,613	$33,952	$21,719
12/31/2024	$21,067	$33,143	$19,941
1/31/2025	$21,466	$34,066	$20,571
2/28/2025	$19,216	$33,621	$19,179
3/31/2025	$17,350	$31,727	$17,724
4/30/2025	$18,026	$31,512	$17,611
5/31/2025	$19,201	$33,495	$18,741
6/30/2025	$20,875	$35,199	$19,845
7/31/2025	$21,338	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	8.72%	3.14%	7.87%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class P
Trading Symbol	LADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.23%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,415	$9,164	$8,658
10/31/2015	$8,482	$9,937	$9,150
11/30/2015	$8,686	$9,967	$9,485
12/31/2015	$8,270	$9,810	$9,032
1/31/2016	$7,202	$9,323	$8,054
2/29/2016	$7,008	$9,310	$7,997
3/31/2016	$7,419	$9,942	$8,610
4/30/2016	$7,368	$9,980	$8,695
5/31/2016	$7,576	$10,160	$8,930
6/30/2016	$7,585	$10,186	$8,889
7/31/2016	$8,182	$10,561	$9,470
8/31/2016	$8,270	$10,576	$9,570
9/30/2016	$8,408	$10,578	$9,708
10/31/2016	$7,812	$10,385	$9,105
11/30/2016	$8,209	$10,770	$9,919
12/31/2016	$8,048	$10,983	$10,055
1/31/2017	$8,376	$11,191	$10,218
2/28/2017	$8,681	$11,635	$10,469
3/31/2017	$8,718	$11,649	$10,593
4/30/2017	$8,787	$11,769	$10,788
5/31/2017	$8,833	$11,934	$10,690
6/30/2017	$9,074	$12,009	$11,057
7/31/2017	$9,240	$12,256	$11,152
8/31/2017	$9,268	$12,293	$11,139
9/30/2017	$9,716	$12,547	$11,745
10/31/2017	$10,008	$12,840	$11,927
11/30/2017	$10,262	$13,233	$12,269
12/31/2017	$10,456	$13,380	$12,284
1/31/2018	$10,858	$14,147	$12,762
2/28/2018	$10,960	$13,625	$12,399
3/31/2018	$11,200	$13,279	$12,566
4/30/2018	$11,450	$13,330	$12,578
5/31/2018	$12,628	$13,651	$13,370
6/30/2018	$12,878	$13,735	$13,475
7/31/2018	$12,813	$14,246	$13,707
8/31/2018	$14,477	$14,710	$14,560
9/30/2018	$14,436	$14,794	$14,219
10/31/2018	$12,411	$13,783	$12,420
11/30/2018	$12,276	$14,064	$12,614
12/31/2018	$10,972	$12,794	$11,140
1/31/2019	$12,705	$13,819	$12,427
2/28/2019	$14,083	$14,263	$13,229
3/31/2019	$13,928	$14,540	$13,050
4/30/2019	$14,269	$15,129	$13,448
5/31/2019	$13,891	$14,167	$12,450
6/30/2019	$15,188	$15,166	$13,409
7/31/2019	$15,635	$15,384	$13,540
8/31/2019	$14,803	$15,140	$12,956
9/30/2019	$13,462	$15,423	$12,849
10/31/2019	$13,748	$15,757	$13,215
11/30/2019	$14,243	$16,329	$13,993
12/31/2019	$14,453	$16,822	$14,313
1/31/2020	$14,764	$16,816	$14,156
2/29/2020	$14,181	$15,431	$13,134
3/31/2020	$11,995	$13,525	$10,626
4/30/2020	$13,986	$15,259	$12,208
5/31/2020	$15,853	$15,986	$13,362
6/30/2020	$16,857	$16,304	$13,875
7/31/2020	$17,977	$17,223	$14,352
8/31/2020	$19,011	$18,461	$15,194
9/30/2020	$19,532	$17,760	$14,868
10/31/2020	$19,999	$17,287	$14,981
11/30/2020	$22,607	$19,180	$17,623
12/31/2020	$24,881	$19,917	$19,270
1/31/2021	$25,940	$19,716	$20,200
2/28/2021	$26,912	$20,260	$20,867
3/31/2021	$25,280	$21,147	$20,210
4/30/2021	$26,408	$22,276	$20,651
5/31/2021	$24,794	$22,431	$20,061
6/30/2021	$25,992	$22,955	$21,002
7/31/2021	$25,497	$23,500	$20,237
8/31/2021	$26,165	$24,215	$20,605
9/30/2021	$25,020	$23,089	$19,815
10/31/2021	$26,417	$24,706	$20,742
11/30/2021	$24,256	$24,535	$19,729
12/31/2021	$24,167	$25,635	$19,817
1/31/2022	$19,642	$24,308	$17,161
2/28/2022	$19,642	$23,580	$17,236
3/31/2022	$19,505	$24,456	$17,314
4/30/2022	$16,884	$22,323	$15,190
5/31/2022	$16,413	$22,364	$14,903
6/30/2022	$15,372	$20,518	$13,981
7/31/2022	$16,844	$22,410	$15,546
8/31/2022	$16,795	$21,496	$15,400
9/30/2022	$15,451	$19,516	$14,014
10/31/2022	$16,403	$21,096	$15,345
11/30/2022	$16,452	$22,275	$15,595
12/31/2022	$15,421	$20,992	$14,594
1/31/2023	$16,707	$22,311	$16,045
2/28/2023	$16,550	$21,767	$15,871
3/31/2023	$16,687	$22,566	$15,480
4/30/2023	$16,275	$22,918	$15,300
5/31/2023	$16,540	$23,018	$15,303
6/30/2023	$17,227	$24,538	$16,571
7/31/2023	$17,443	$25,327	$17,346
8/31/2023	$16,246	$24,923	$16,443
9/30/2023	$14,979	$23,735	$15,359
10/31/2023	$13,703	$23,236	$14,174
11/30/2023	$15,136	$25,358	$15,465
12/31/2023	$16,687	$26,510	$17,316
1/31/2024	$16,776	$26,956	$16,761
2/29/2024	$18,337	$28,395	$18,123
3/31/2024	$18,788	$29,309	$18,629
4/30/2024	$17,649	$28,111	$17,195
5/31/2024	$18,395	$29,505	$18,116
6/30/2024	$18,955	$30,564	$18,086
7/31/2024	$18,955	$30,936	$19,566
8/31/2024	$19,672	$31,687	$19,349
9/30/2024	$20,143	$32,363	$19,607
10/31/2024	$19,946	$32,070	$19,346
11/30/2024	$21,802	$33,952	$21,719
12/31/2024	$20,310	$33,143	$19,941
1/31/2025	$20,683	$34,066	$20,571
2/28/2025	$18,513	$33,621	$19,179
3/31/2025	$16,707	$31,727	$17,724
4/30/2025	$17,345	$31,512	$17,611
5/31/2025	$18,474	$33,495	$18,741
6/30/2025	$20,074	$35,199	$19,845
7/31/2025	$20,516	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	8.23%	2.68%	7.45%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054856
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R2
Trading Symbol	LADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.09%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,945	$9,397	$9,242
9/30/2015	$8,409	$9,164	$8,658
10/31/2015	$8,477	$9,937	$9,150
11/30/2015	$8,677	$9,967	$9,485
12/31/2015	$8,259	$9,810	$9,032
1/31/2016	$7,187	$9,323	$8,054
2/29/2016	$6,993	$9,310	$7,997
3/31/2016	$7,401	$9,942	$8,610
4/30/2016	$7,350	$9,980	$8,695
5/31/2016	$7,554	$10,160	$8,930
6/30/2016	$7,559	$10,186	$8,889
7/31/2016	$8,153	$10,561	$9,470
8/31/2016	$8,236	$10,576	$9,570
9/30/2016	$8,375	$10,578	$9,708
10/31/2016	$7,777	$10,385	$9,105
11/30/2016	$8,171	$10,770	$9,919
12/31/2016	$8,009	$10,983	$10,055
1/31/2017	$8,329	$11,191	$10,218
2/28/2017	$8,635	$11,635	$10,469
3/31/2017	$8,668	$11,649	$10,593
4/30/2017	$8,733	$11,769	$10,788
5/31/2017	$8,779	$11,934	$10,690
6/30/2017	$9,011	$12,009	$11,057
7/31/2017	$9,173	$12,256	$11,152
8/31/2017	$9,201	$12,293	$11,139
9/30/2017	$9,642	$12,547	$11,745
10/31/2017	$9,930	$12,840	$11,927
11/30/2017	$10,176	$13,233	$12,269
12/31/2017	$10,366	$13,380	$12,284
1/31/2018	$10,760	$14,147	$12,762
2/28/2018	$10,862	$13,625	$12,399
3/31/2018	$11,099	$13,279	$12,566
4/30/2018	$11,340	$13,330	$12,578
5/31/2018	$12,500	$13,651	$13,370
6/30/2018	$12,746	$13,735	$13,475
7/31/2018	$12,681	$14,246	$13,707
8/31/2018	$14,324	$14,710	$14,560
9/30/2018	$14,287	$14,794	$14,219
10/31/2018	$12,282	$13,783	$12,420
11/30/2018	$12,140	$14,064	$12,614
12/31/2018	$10,856	$12,794	$11,140
1/31/2019	$12,566	$13,819	$12,427
2/28/2019	$13,926	$14,263	$13,229
3/31/2019	$13,775	$14,540	$13,050
4/30/2019	$14,107	$15,129	$13,448
5/31/2019	$13,732	$14,167	$12,450
6/30/2019	$15,016	$15,166	$13,409
7/31/2019	$15,454	$15,384	$13,540
8/31/2019	$14,627	$15,140	$12,956
9/30/2019	$13,299	$15,423	$12,849
10/31/2019	$13,581	$15,757	$13,215
11/30/2019	$14,067	$16,329	$13,993
12/31/2019	$14,272	$16,822	$14,313
1/31/2020	$14,580	$16,816	$14,156
2/29/2020	$14,004	$15,431	$13,134
3/31/2020	$11,842	$13,525	$10,626
4/30/2020	$13,807	$15,259	$12,208
5/31/2020	$15,645	$15,986	$13,362
6/30/2020	$16,639	$16,304	$13,875
7/31/2020	$17,736	$17,223	$14,352
8/31/2020	$18,762	$18,461	$15,194
9/30/2020	$19,275	$17,760	$14,868
10/31/2020	$19,724	$17,287	$14,981
11/30/2020	$22,290	$19,180	$17,623
12/31/2020	$24,533	$19,917	$19,270
1/31/2021	$25,575	$19,716	$20,200
2/28/2021	$26,529	$20,260	$20,867
3/31/2021	$24,922	$21,147	$20,210
4/30/2021	$26,034	$22,276	$20,651
5/31/2021	$24,436	$22,431	$20,061
6/30/2021	$25,610	$22,955	$21,002
7/31/2021	$25,125	$23,500	$20,237
8/31/2021	$25,778	$24,215	$20,605
9/30/2021	$24,648	$23,089	$19,815
10/31/2021	$26,026	$24,706	$20,742
11/30/2021	$23,887	$24,535	$19,729
12/31/2021	$23,797	$25,635	$19,817
1/31/2022	$19,332	$24,308	$17,161
2/28/2022	$19,342	$23,580	$17,236
3/31/2022	$19,192	$24,456	$17,314
4/30/2022	$16,624	$22,323	$15,190
5/31/2022	$16,152	$22,364	$14,903
6/30/2022	$15,129	$20,518	$13,981
7/31/2022	$16,574	$22,410	$15,546
8/31/2022	$16,523	$21,496	$15,400
9/30/2022	$15,199	$19,516	$14,014
10/31/2022	$16,132	$21,096	$15,345
11/30/2022	$16,182	$22,275	$15,595
12/31/2022	$15,159	$20,992	$14,594
1/31/2023	$16,423	$22,311	$16,045
2/28/2023	$16,263	$21,767	$15,871
3/31/2023	$16,403	$22,566	$15,480
4/30/2023	$16,002	$22,918	$15,300
5/31/2023	$16,252	$23,018	$15,303
6/30/2023	$16,925	$24,538	$16,571
7/31/2023	$17,135	$25,327	$17,346
8/31/2023	$15,962	$24,923	$16,443
9/30/2023	$14,718	$23,735	$15,359
10/31/2023	$13,453	$23,236	$14,174
11/30/2023	$14,858	$25,358	$15,465
12/31/2023	$16,383	$26,510	$17,316
1/31/2024	$16,463	$26,956	$16,761
2/29/2024	$17,998	$28,395	$18,123
3/31/2024	$18,440	$29,309	$18,629
4/30/2024	$17,316	$28,111	$17,195
5/31/2024	$18,058	$29,505	$18,116
6/30/2024	$18,600	$30,564	$18,086
7/31/2024	$18,590	$30,936	$19,566
8/31/2024	$19,292	$31,687	$19,349
9/30/2024	$19,754	$32,363	$19,607
10/31/2024	$19,553	$32,070	$19,346
11/30/2024	$21,379	$33,952	$21,719
12/31/2024	$19,904	$33,143	$19,941
1/31/2025	$20,275	$34,066	$20,571
2/28/2025	$18,139	$33,621	$19,179
3/31/2025	$16,373	$31,727	$17,724
4/30/2025	$16,995	$31,512	$17,611
5/31/2025	$18,098	$33,495	$18,741
6/30/2025	$19,663	$35,199	$19,845
7/31/2025	$20,095	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.09%	2.53%	7.23%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054857
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R3
Trading Symbol	LADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.17%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,945	$9,397	$9,242
9/30/2015	$8,412	$9,164	$8,658
10/31/2015	$8,479	$9,937	$9,150
11/30/2015	$8,681	$9,967	$9,485
12/31/2015	$8,264	$9,810	$9,032
1/31/2016	$7,193	$9,323	$8,054
2/29/2016	$7,000	$9,310	$7,997
3/31/2016	$7,408	$9,942	$8,610
4/30/2016	$7,358	$9,980	$8,695
5/31/2016	$7,564	$10,160	$8,930
6/30/2016	$7,568	$10,186	$8,889
7/31/2016	$8,163	$10,561	$9,470
8/31/2016	$8,246	$10,576	$9,570
9/30/2016	$8,383	$10,578	$9,708
10/31/2016	$7,788	$10,385	$9,105
11/30/2016	$8,182	$10,770	$9,919
12/31/2016	$8,017	$10,983	$10,055
1/31/2017	$8,342	$11,191	$10,218
2/28/2017	$8,649	$11,635	$10,469
3/31/2017	$8,681	$11,649	$10,593
4/30/2017	$8,745	$11,769	$10,788
5/31/2017	$8,795	$11,934	$10,690
6/30/2017	$9,029	$12,009	$11,057
7/31/2017	$9,194	$12,256	$11,152
8/31/2017	$9,221	$12,293	$11,139
9/30/2017	$9,661	$12,547	$11,745
10/31/2017	$9,954	$12,840	$11,927
11/30/2017	$10,201	$13,233	$12,269
12/31/2017	$10,393	$13,380	$12,284
1/31/2018	$10,787	$14,147	$12,762
2/28/2018	$10,888	$13,625	$12,399
3/31/2018	$11,126	$13,279	$12,566
4/30/2018	$11,373	$13,330	$12,578
5/31/2018	$12,540	$13,651	$13,370
6/30/2018	$12,788	$13,735	$13,475
7/31/2018	$12,723	$14,246	$13,707
8/31/2018	$14,372	$14,710	$14,560
9/30/2018	$14,335	$14,794	$14,219
10/31/2018	$12,321	$13,783	$12,420
11/30/2018	$12,181	$14,064	$12,614
12/31/2018	$10,891	$12,794	$11,140
1/31/2019	$12,612	$13,819	$12,427
2/28/2019	$13,976	$14,263	$13,229
3/31/2019	$13,822	$14,540	$13,050
4/30/2019	$14,161	$15,129	$13,448
5/31/2019	$13,786	$14,167	$12,450
6/30/2019	$15,076	$15,166	$13,409
7/31/2019	$15,513	$15,384	$13,540
8/31/2019	$14,689	$15,140	$12,956
9/30/2019	$13,355	$15,423	$12,849
10/31/2019	$13,638	$15,757	$13,215
11/30/2019	$14,128	$16,329	$13,993
12/31/2019	$14,336	$16,822	$14,313
1/31/2020	$14,644	$16,816	$14,156
2/29/2020	$14,066	$15,431	$13,134
3/31/2020	$11,896	$13,525	$10,626
4/30/2020	$13,874	$15,259	$12,208
5/31/2020	$15,729	$15,986	$13,362
6/30/2020	$16,721	$16,304	$13,875
7/31/2020	$17,829	$17,223	$14,352
8/31/2020	$18,860	$18,461	$15,194
9/30/2020	$19,376	$17,760	$14,868
10/31/2020	$19,838	$17,287	$14,981
11/30/2020	$22,417	$19,180	$17,623
12/31/2020	$24,675	$19,917	$19,270
1/31/2021	$25,722	$19,716	$20,200
2/28/2021	$26,683	$20,260	$20,867
3/31/2021	$25,061	$21,147	$20,210
4/30/2021	$26,185	$22,276	$20,651
5/31/2021	$24,589	$22,431	$20,061
6/30/2021	$25,764	$22,955	$21,002
7/31/2021	$25,275	$23,500	$20,237
8/31/2021	$25,936	$24,215	$20,605
9/30/2021	$24,803	$23,089	$19,815
10/31/2021	$26,194	$24,706	$20,742
11/30/2021	$24,038	$24,535	$19,729
12/31/2021	$23,951	$25,635	$19,817
1/31/2022	$19,467	$24,308	$17,161
2/28/2022	$19,477	$23,580	$17,236
3/31/2022	$19,332	$24,456	$17,314
4/30/2022	$16,740	$22,323	$15,190
5/31/2022	$16,265	$22,364	$14,903
6/30/2022	$15,236	$20,518	$13,981
7/31/2022	$16,692	$22,410	$15,546
8/31/2022	$16,643	$21,496	$15,400
9/30/2022	$15,314	$19,516	$14,014
10/31/2022	$16,255	$21,096	$15,345
11/30/2022	$16,304	$22,275	$15,595
12/31/2022	$15,275	$20,992	$14,594
1/31/2023	$16,546	$22,311	$16,045
2/28/2023	$16,391	$21,767	$15,871
3/31/2023	$16,537	$22,566	$15,480
4/30/2023	$16,129	$22,918	$15,300
5/31/2023	$16,381	$23,018	$15,303
6/30/2023	$17,061	$24,538	$16,571
7/31/2023	$17,274	$25,327	$17,346
8/31/2023	$16,090	$24,923	$16,443
9/30/2023	$14,838	$23,735	$15,359
10/31/2023	$13,567	$23,236	$14,174
11/30/2023	$14,994	$25,358	$15,465
12/31/2023	$16,527	$26,510	$17,316
1/31/2024	$16,614	$26,956	$16,761
2/29/2024	$18,157	$28,395	$18,123
3/31/2024	$18,604	$29,309	$18,629
4/30/2024	$17,478	$28,111	$17,195
5/31/2024	$18,215	$29,505	$18,116
6/30/2024	$18,769	$30,564	$18,086
7/31/2024	$18,769	$30,936	$19,566
8/31/2024	$19,477	$31,687	$19,349
9/30/2024	$19,943	$32,363	$19,607
10/31/2024	$19,739	$32,070	$19,346
11/30/2024	$21,583	$33,952	$21,719
12/31/2024	$20,098	$33,143	$19,941
1/31/2025	$20,467	$34,066	$20,571
2/28/2025	$18,313	$33,621	$19,179
3/31/2025	$16,537	$31,727	$17,724
4/30/2025	$17,167	$31,512	$17,611
5/31/2025	$18,283	$33,495	$18,741
6/30/2025	$19,865	$35,199	$19,845
7/31/2025	$20,302	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.17%	2.63%	7.34%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000151972
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R4
Trading Symbol	LADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.42%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,413	$9,164	$8,658
10/31/2015	$8,483	$9,937	$9,150
11/30/2015	$8,689	$9,967	$9,485
12/31/2015	$8,272	$9,810	$9,032
1/31/2016	$7,205	$9,323	$8,054
2/29/2016	$7,012	$9,310	$7,997
3/31/2016	$7,420	$9,942	$8,610
4/30/2016	$7,371	$9,980	$8,695
5/31/2016	$7,577	$10,160	$8,930
6/30/2016	$7,582	$10,186	$8,889
7/31/2016	$8,182	$10,561	$9,470
8/31/2016	$8,268	$10,576	$9,570
9/30/2016	$8,407	$10,578	$9,708
10/31/2016	$7,815	$10,385	$9,105
11/30/2016	$8,209	$10,770	$9,919
12/31/2016	$8,048	$10,983	$10,055
1/31/2017	$8,375	$11,191	$10,218
2/28/2017	$8,685	$11,635	$10,469
3/31/2017	$8,716	$11,649	$10,593
4/30/2017	$8,783	$11,769	$10,788
5/31/2017	$8,833	$11,934	$10,690
6/30/2017	$9,070	$12,009	$11,057
7/31/2017	$9,236	$12,256	$11,152
8/31/2017	$9,267	$12,293	$11,139
9/30/2017	$9,716	$12,547	$11,745
10/31/2017	$10,007	$12,840	$11,927
11/30/2017	$10,258	$13,233	$12,269
12/31/2017	$10,456	$13,380	$12,284
1/31/2018	$10,855	$14,147	$12,762
2/28/2018	$10,958	$13,625	$12,399
3/31/2018	$11,200	$13,279	$12,566
4/30/2018	$11,451	$13,330	$12,578
5/31/2018	$12,626	$13,651	$13,370
6/30/2018	$12,881	$13,735	$13,475
7/31/2018	$12,818	$14,246	$13,707
8/31/2018	$14,482	$14,710	$14,560
9/30/2018	$14,446	$14,794	$14,219
10/31/2018	$12,424	$13,783	$12,420
11/30/2018	$12,289	$14,064	$12,614
12/31/2018	$10,983	$12,794	$11,140
1/31/2019	$12,724	$13,819	$12,427
2/28/2019	$14,106	$14,263	$13,229
3/31/2019	$13,951	$14,540	$13,050
4/30/2019	$14,291	$15,129	$13,448
5/31/2019	$13,916	$14,167	$12,450
6/30/2019	$15,221	$15,166	$13,409
7/31/2019	$15,668	$15,384	$13,540
8/31/2019	$14,839	$15,140	$12,956
9/30/2019	$13,492	$15,423	$12,849
10/31/2019	$13,784	$15,757	$13,215
11/30/2019	$14,283	$16,329	$13,993
12/31/2019	$14,498	$16,822	$14,313
1/31/2020	$14,808	$16,816	$14,156
2/29/2020	$14,232	$15,431	$13,134
3/31/2020	$12,038	$13,525	$10,626
4/30/2020	$14,040	$15,259	$12,208
5/31/2020	$15,916	$15,986	$13,362
6/30/2020	$16,927	$16,304	$13,875
7/31/2020	$18,050	$17,223	$14,352
8/31/2020	$19,099	$18,461	$15,194
9/30/2020	$19,623	$17,760	$14,868
10/31/2020	$20,096	$17,287	$14,981
11/30/2020	$22,720	$19,180	$17,623
12/31/2020	$25,004	$19,917	$19,270
1/31/2021	$26,077	$19,716	$20,200
2/28/2021	$27,059	$20,260	$20,867
3/31/2021	$25,422	$21,147	$20,210
4/30/2021	$26,560	$22,276	$20,651
5/31/2021	$24,947	$22,431	$20,061
6/30/2021	$26,151	$22,955	$21,002
7/31/2021	$25,659	$23,500	$20,237
8/31/2021	$26,331	$24,215	$20,605
9/30/2021	$25,185	$23,089	$19,815
10/31/2021	$26,601	$24,706	$20,742
11/30/2021	$24,422	$24,535	$19,729
12/31/2021	$24,339	$25,635	$19,817
1/31/2022	$19,783	$24,308	$17,161
2/28/2022	$19,793	$23,580	$17,236
3/31/2022	$19,655	$24,456	$17,314
4/30/2022	$17,019	$22,323	$15,190
5/31/2022	$16,541	$22,364	$14,903
6/30/2022	$15,494	$20,518	$13,981
7/31/2022	$16,982	$22,410	$15,546
8/31/2022	$16,936	$21,496	$15,400
9/30/2022	$15,586	$19,516	$14,014
10/31/2022	$16,551	$21,096	$15,345
11/30/2022	$16,596	$22,275	$15,595
12/31/2022	$15,559	$20,992	$14,594
1/31/2023	$16,863	$22,311	$16,045
2/28/2023	$16,707	$21,767	$15,871
3/31/2023	$16,854	$22,566	$15,480
4/30/2023	$16,440	$22,918	$15,300
5/31/2023	$16,707	$23,018	$15,303
6/30/2023	$17,405	$24,538	$16,571
7/31/2023	$17,625	$25,327	$17,346
8/31/2023	$16,422	$24,923	$16,443
9/30/2023	$15,145	$23,735	$15,359
10/31/2023	$13,850	$23,236	$14,174
11/30/2023	$15,301	$25,358	$15,465
12/31/2023	$16,881	$26,510	$17,316
1/31/2024	$16,964	$26,956	$16,761
2/29/2024	$18,553	$28,395	$18,123
3/31/2024	$19,012	$29,309	$18,629
4/30/2024	$17,855	$28,111	$17,195
5/31/2024	$18,626	$29,505	$18,116
6/30/2024	$19,186	$30,564	$18,086
7/31/2024	$19,196	$30,936	$19,566
8/31/2024	$19,921	$31,687	$19,349
9/30/2024	$20,399	$32,363	$19,607
10/31/2024	$20,206	$32,070	$19,346
11/30/2024	$22,089	$33,952	$21,719
12/31/2024	$20,573	$33,143	$19,941
1/31/2025	$20,959	$34,066	$20,571
2/28/2025	$18,764	$33,621	$19,179
3/31/2025	$16,936	$31,727	$17,724
4/30/2025	$17,588	$31,512	$17,611
5/31/2025	$18,736	$33,495	$18,741
6/30/2025	$20,362	$35,199	$19,845
7/31/2025	$20,812	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.42%	2.89%	7.60%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000151973
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R5
Trading Symbol	LADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,953	$9,397	$9,242
9/30/2015	$8,418	$9,164	$8,658
10/31/2015	$8,491	$9,937	$9,150
11/30/2015	$8,696	$9,967	$9,485
12/31/2015	$8,282	$9,810	$9,032
1/31/2016	$7,213	$9,323	$8,054
2/29/2016	$7,020	$9,310	$7,997
3/31/2016	$7,434	$9,942	$8,610
4/30/2016	$7,387	$9,980	$8,695
5/31/2016	$7,596	$10,160	$8,930
6/30/2016	$7,604	$10,186	$8,889
7/31/2016	$8,207	$10,561	$9,470
8/31/2016	$8,294	$10,576	$9,570
9/30/2016	$8,436	$10,578	$9,708
10/31/2016	$7,840	$10,385	$9,105
11/30/2016	$8,239	$10,770	$9,919
12/31/2016	$8,077	$10,983	$10,055
1/31/2017	$8,408	$11,191	$10,218
2/28/2017	$8,720	$11,635	$10,469
3/31/2017	$8,759	$11,649	$10,593
4/30/2017	$8,826	$11,769	$10,788
5/31/2017	$8,878	$11,934	$10,690
6/30/2017	$9,118	$12,009	$11,057
7/31/2017	$9,288	$12,256	$11,152
8/31/2017	$9,319	$12,293	$11,139
9/30/2017	$9,769	$12,547	$11,745
10/31/2017	$10,069	$12,840	$11,927
11/30/2017	$10,325	$13,233	$12,269
12/31/2017	$10,522	$13,380	$12,284
1/31/2018	$10,929	$14,147	$12,762
2/28/2018	$11,035	$13,625	$12,399
3/31/2018	$11,280	$13,279	$12,566
4/30/2018	$11,532	$13,330	$12,578
5/31/2018	$12,723	$13,651	$13,370
6/30/2018	$12,979	$13,735	$13,475
7/31/2018	$12,920	$14,246	$13,707
8/31/2018	$14,600	$14,710	$14,560
9/30/2018	$14,565	$14,794	$14,219
10/31/2018	$12,530	$13,783	$12,420
11/30/2018	$12,395	$14,064	$12,614
12/31/2018	$11,082	$12,794	$11,140
1/31/2019	$12,838	$13,819	$12,427
2/28/2019	$14,236	$14,263	$13,229
3/31/2019	$14,085	$14,540	$13,050
4/30/2019	$14,432	$15,129	$13,448
5/31/2019	$14,055	$14,167	$12,450
6/30/2019	$15,378	$15,166	$13,409
7/31/2019	$15,831	$15,384	$13,540
8/31/2019	$14,996	$15,140	$12,956
9/30/2019	$13,642	$15,423	$12,849
10/31/2019	$13,939	$15,757	$13,215
11/30/2019	$14,441	$16,329	$13,993
12/31/2019	$14,663	$16,822	$14,313
1/31/2020	$14,980	$16,816	$14,156
2/29/2020	$14,399	$15,431	$13,134
3/31/2020	$12,180	$13,525	$10,626
4/30/2020	$14,207	$15,259	$12,208
5/31/2020	$16,120	$15,986	$13,362
6/30/2020	$17,145	$16,304	$13,875
7/31/2020	$18,285	$17,223	$14,352
8/31/2020	$19,352	$18,461	$15,194
9/30/2020	$19,886	$17,760	$14,868
10/31/2020	$20,372	$17,287	$14,981
11/30/2020	$23,030	$19,180	$17,623
12/31/2020	$25,359	$19,917	$19,270
1/31/2021	$26,446	$19,716	$20,200
2/28/2021	$27,448	$20,260	$20,867
3/31/2021	$25,795	$21,147	$20,210
4/30/2021	$26,960	$22,276	$20,651
5/31/2021	$25,320	$22,431	$20,061
6/30/2021	$26,550	$22,955	$21,002
7/31/2021	$26,056	$23,500	$20,237
8/31/2021	$26,746	$24,215	$20,605
9/30/2021	$25,587	$23,089	$19,815
10/31/2021	$27,032	$24,706	$20,742
11/30/2021	$24,825	$24,535	$19,729
12/31/2021	$24,747	$25,635	$19,817
1/31/2022	$20,118	$24,308	$17,161
2/28/2022	$20,132	$23,580	$17,236
3/31/2022	$19,990	$24,456	$17,314
4/30/2022	$17,316	$22,323	$15,190
5/31/2022	$16,832	$22,364	$14,903
6/30/2022	$15,773	$20,518	$13,981
7/31/2022	$17,295	$22,410	$15,546
8/31/2022	$17,252	$21,496	$15,400
9/30/2022	$15,879	$19,516	$14,014
10/31/2022	$16,854	$21,096	$15,345
11/30/2022	$16,911	$22,275	$15,595
12/31/2022	$15,858	$20,992	$14,594
1/31/2023	$17,188	$22,311	$16,045
2/28/2023	$17,032	$21,767	$15,871
3/31/2023	$17,188	$22,566	$15,480
4/30/2023	$16,768	$22,918	$15,300
5/31/2023	$17,046	$23,018	$15,303
6/30/2023	$17,757	$24,538	$16,571
7/31/2023	$17,984	$25,327	$17,346
8/31/2023	$16,761	$24,923	$16,443
9/30/2023	$15,460	$23,735	$15,359
10/31/2023	$14,144	$23,236	$14,174
11/30/2023	$15,631	$25,358	$15,465
12/31/2023	$17,245	$26,510	$17,316
1/31/2024	$17,337	$26,956	$16,761
2/29/2024	$18,959	$28,395	$18,123
3/31/2024	$19,435	$29,309	$18,629
4/30/2024	$18,262	$28,111	$17,195
5/31/2024	$19,044	$29,505	$18,116
6/30/2024	$19,627	$30,564	$18,086
7/31/2024	$19,634	$30,936	$19,566
8/31/2024	$20,388	$31,687	$19,349
9/30/2024	$20,879	$32,363	$19,607
10/31/2024	$20,680	$32,070	$19,346
11/30/2024	$22,621	$33,952	$21,719
12/31/2024	$21,075	$33,143	$19,941
1/31/2025	$21,474	$34,066	$20,571
2/28/2025	$19,223	$33,621	$19,179
3/31/2025	$17,356	$31,727	$17,724
4/30/2025	$18,033	$31,512	$17,611
5/31/2025	$19,208	$33,495	$18,741
6/30/2025	$20,876	$35,199	$19,845
7/31/2025	$21,346	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.72%	3.14%	7.88%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000151974
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R6
Trading Symbol	LADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.85%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,419	$9,164	$8,658
10/31/2015	$8,491	$9,937	$9,150
11/30/2015	$8,697	$9,967	$9,485
12/31/2015	$8,287	$9,810	$9,032
1/31/2016	$7,218	$9,323	$8,054
2/29/2016	$7,029	$9,310	$7,997
3/31/2016	$7,439	$9,942	$8,610
4/30/2016	$7,396	$9,980	$8,695
5/31/2016	$7,605	$10,160	$8,930
6/30/2016	$7,613	$10,186	$8,889
7/31/2016	$8,220	$10,561	$9,470
8/31/2016	$8,306	$10,576	$9,570
9/30/2016	$8,448	$10,578	$9,708
10/31/2016	$7,853	$10,385	$9,105
11/30/2016	$8,251	$10,770	$9,919
12/31/2016	$8,094	$10,983	$10,055
1/31/2017	$8,425	$11,191	$10,218
2/28/2017	$8,740	$11,635	$10,469
3/31/2017	$8,780	$11,649	$10,593
4/30/2017	$8,847	$11,769	$10,788
5/31/2017	$8,902	$11,934	$10,690
6/30/2017	$9,142	$12,009	$11,057
7/31/2017	$9,312	$12,256	$11,152
8/31/2017	$9,347	$12,293	$11,139
9/30/2017	$9,797	$12,547	$11,745
10/31/2017	$10,096	$12,840	$11,927
11/30/2017	$10,356	$13,233	$12,269
12/31/2017	$10,554	$13,380	$12,284
1/31/2018	$10,964	$14,147	$12,762
2/28/2018	$11,070	$13,625	$12,399
3/31/2018	$11,318	$13,279	$12,566
4/30/2018	$11,571	$13,330	$12,578
5/31/2018	$12,765	$13,651	$13,370
6/30/2018	$13,022	$13,735	$13,475
7/31/2018	$12,962	$14,246	$13,707
8/31/2018	$14,654	$14,710	$14,560
9/30/2018	$14,618	$14,794	$14,219
10/31/2018	$12,576	$13,783	$12,420
11/30/2018	$12,441	$14,064	$12,614
12/31/2018	$11,125	$12,794	$11,140
1/31/2019	$12,888	$13,819	$12,427
2/28/2019	$14,294	$14,263	$13,229
3/31/2019	$14,144	$14,540	$13,050
4/30/2019	$14,495	$15,129	$13,448
5/31/2019	$14,114	$14,167	$12,450
6/30/2019	$15,445	$15,166	$13,409
7/31/2019	$15,902	$15,384	$13,540
8/31/2019	$15,063	$15,140	$12,956
9/30/2019	$13,702	$15,423	$12,849
10/31/2019	$14,003	$15,757	$13,215
11/30/2019	$14,514	$16,329	$13,993
12/31/2019	$14,730	$16,822	$14,313
1/31/2020	$15,059	$16,816	$14,156
2/29/2020	$14,472	$15,431	$13,134
3/31/2020	$12,248	$13,525	$10,626
4/30/2020	$14,281	$15,259	$12,208
5/31/2020	$16,201	$15,986	$13,362
6/30/2020	$17,235	$16,304	$13,875
7/31/2020	$18,384	$17,223	$14,352
8/31/2020	$19,454	$18,461	$15,194
9/30/2020	$19,992	$17,760	$14,868
10/31/2020	$20,477	$17,287	$14,981
11/30/2020	$23,158	$19,180	$17,623
12/31/2020	$25,499	$19,917	$19,270
1/31/2021	$26,595	$19,716	$20,200
2/28/2021	$27,600	$20,260	$20,867
3/31/2021	$25,940	$21,147	$20,210
4/30/2021	$27,113	$22,276	$20,651
5/31/2021	$25,466	$22,431	$20,061
6/30/2021	$26,711	$22,955	$21,002
7/31/2021	$26,219	$23,500	$20,237
8/31/2021	$26,912	$24,215	$20,605
9/30/2021	$25,752	$23,089	$19,815
10/31/2021	$27,204	$24,706	$20,742
11/30/2021	$24,986	$24,535	$19,729
12/31/2021	$24,908	$25,635	$19,817
1/31/2022	$20,249	$24,308	$17,161
2/28/2022	$20,264	$23,580	$17,236
3/31/2022	$20,129	$24,456	$17,314
4/30/2022	$17,439	$22,323	$15,190
5/31/2022	$16,950	$22,364	$14,903
6/30/2022	$15,888	$20,518	$13,981
7/31/2022	$17,417	$22,410	$15,546
8/31/2022	$17,375	$21,496	$15,400
9/30/2022	$15,994	$19,516	$14,014
10/31/2022	$16,985	$21,096	$15,345
11/30/2022	$17,042	$22,275	$15,595
12/31/2022	$15,980	$20,992	$14,594
1/31/2023	$17,318	$22,311	$16,045
2/28/2023	$17,162	$21,767	$15,871
3/31/2023	$17,318	$22,566	$15,480
4/30/2023	$16,901	$22,918	$15,300
5/31/2023	$17,177	$23,018	$15,303
6/30/2023	$17,899	$24,538	$16,571
7/31/2023	$18,125	$25,327	$17,346
8/31/2023	$16,893	$24,923	$16,443
9/30/2023	$15,591	$23,735	$15,359
10/31/2023	$14,260	$23,236	$14,174
11/30/2023	$15,761	$25,358	$15,465
12/31/2023	$17,389	$26,510	$17,316
1/31/2024	$17,488	$26,956	$16,761
2/29/2024	$19,124	$28,395	$18,123
3/31/2024	$19,605	$29,309	$18,629
4/30/2024	$18,423	$28,111	$17,195
5/31/2024	$19,216	$29,505	$18,116
6/30/2024	$19,803	$30,564	$18,086
7/31/2024	$19,811	$30,936	$19,566
8/31/2024	$20,575	$31,687	$19,349
9/30/2024	$21,078	$32,363	$19,607
10/31/2024	$20,880	$32,070	$19,346
11/30/2024	$22,834	$33,952	$21,719
12/31/2024	$21,273	$33,143	$19,941
1/31/2025	$21,678	$34,066	$20,571
2/28/2025	$19,408	$33,621	$19,179
3/31/2025	$17,528	$31,727	$17,724
4/30/2025	$18,209	$31,512	$17,611
5/31/2025	$19,401	$33,495	$18,741
6/30/2025	$21,089	$35,199	$19,845
7/31/2025	$21,564	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.85%	3.24%	7.99%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,957,119,130
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,274,067
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388